Revenue Recognition - Schedule of Percentage of Revenue from Significant Customers (Details) - Revenue Benchmark - Customer Concentration Risk	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Customer 1
Concentration Risk [Line Items]
Concentration risk, percentage	81.00%	67.00%	70.00%	36.00%
Customer 2
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	12.00%	0.00%	25.00%
Customer 3
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	10.00%	0.00%	0.00%
Customer 4
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	0.00%	10.00%	12.00%